DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deferred charges

Deferred charges for the fiscal years ended July 31, 2018 and 2017 consist of the following:

	July 31, 2018		July 31, 2017
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$3,035,040	$1,264,427	$3,059,615	$1,089,934
Professional fees for leasing	193,122	105,018	405,447	294,208
Total	$3,228,162	$1,369,445	$3,465,062	$1,384,142

Schedule of estimated aggregate amortization expense

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2019	$287,541
2020	$234,462
2021	$215,897
2022	$188,856
2023	$167,132